Related Parties - Summary of Compensation Paid or Payable to Directors and to Key Management for Services (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Director compensation, and key management salaries and benefits	$ 4,100,000	$ 4,101,000
Share-based compensation	2,106,000	3,081,000
Key management personnel compensation	$ 6,206,000	$ 7,182,000